Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration - Schedule of Net contract assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration
Contract assets	$ 166,329		$ 166,329		$ 132,858	$ 134,311
Contract liabilities	(15,344)		(15,344)		(14,773)	(14,945)
Contract assets, net	150,985		150,985		118,085
Amount of revenue recognized that was included in contract liabilities	$ 7,146	$ 7,381	$ 14,362	$ 13,507	$ 13,747	$ 17,434